CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 112,803	$ 102,096
Credit card receivables	2,442	1,373
Accounts receivable, net	4,435	1,738
Prepaid expenses and other current assets	6,598	2,008
Deferred tax assets, net	22,340	18,760
Total current assets	148,618	125,975
Property and equipment, net	6,778	5,255
Intangible assets, net	928	1,040
Goodwill	1,423	1,423
Deferred tax assets, net	12,786	13,239
Restricted cash	2,015	182
Total assets	172,548	147,114
Current liabilities:
Accounts payable	3,213	2,606
Accrued expenses	16,857	15,606
Contributor royalties payable	8,142	6,984
Deferred revenue	46,736	37,934
Term loan facility		6,000
Other liabilities	158	161
Total current liabilities	75,106	69,291
Other non-current liabilities	1,840	889
Total liabilities	76,946	70,180
Commitments and contingencies (Note 8)
Stockholders' equity:
Common stock, $0.01 par value; 200,000 shares authorized; 33,513 and 33,692 shares outstanding as of December 31, 2012 and June 30, 2013, respectively	337	335
Additional paid-in capital	54,520	48,282
Retained earnings	40,745	28,317
Total stockholders' equity	95,602	76,934
Total liabilities and stockholders' equity	$ 172,548	$ 147,114